SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands			2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 26, 2021	Feb. 16, 2021	Mar. 10, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Subsequent Event [Line Items]
Issuance of Common Stock for acquisitions				$ 49,142	$ 208,989	$ 500	$ 3,563
Net proceeds from warrant exercises					$ 170,665
Shares issued on exercise of warrants					447,938
Common Stock warrants outstanding						15,007,494
Restricted Stock Units
Subsequent Event [Line Items]
Issuance of additional shares (in shares)					4,461,000	683,000
Subsequent Event
Subsequent Event [Line Items]
Shares issued on exercise of warrants	11,898,122
Common Stock warrants outstanding								0
Subsequent Event | Private Placement Warrants
Subsequent Event [Line Items]
Shares issued on exercise of warrants			5,850,346
Warrants exercised on a cashless basis			10,003,000
Subsequent Event | Warrants
Subsequent Event [Line Items]
Warrants exercised for cash	11,898,122
Net proceeds from warrant exercises	$ 136,800
EnvisionTEC US, LLC And Affiliates | Subsequent Event
Subsequent Event [Line Items]
Payment to acquire business		$ 143,800
Issuance of Common Stock for acquisitions (in shares)		5,036,142
Issuance of Common Stock for acquisitions		$ 159,800
EnvisionTEC US, LLC And Affiliates | Subsequent Event | Restricted Stock Units
Subsequent Event [Line Items]
Issuance of additional shares (in shares)		475,848